Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Weighted-average amortization period	3 years
Gross carrying amount	¥ 159,839	¥ 159,759
Accumulated amortization	33,944	30,347
Impairment amount	(104,220)	(104,240)
Net carrying amount	21,675	25,172
Amortization of intangible assets	3,619	4,209	¥ 14,826
Impairment loss of intangible assets	0	4,328	¥ 99,939
Expected amortization expense relating to the existing intangible assets
2022	3,378
2023	2,785
2024	2,289
2025	2,152
2026	2,152
Thereafter	8,919
Net carrying amount	¥ 21,675	¥ 25,172
Technology
Intangible assets
Weighted-average amortization period	8 years 6 months	8 years 6 months
Gross carrying amount	¥ 71,000	¥ 71,000
Accumulated amortization	11,137	11,137
Impairment amount	(59,863)	(59,863)
Customer relationship
Intangible assets
Gross carrying amount	26,326	26,362
Accumulated amortization	7,059	6,534
Impairment amount	(18,030)	(18,050)
Net carrying amount	1,237	1,778
Expected amortization expense relating to the existing intangible assets
Net carrying amount	¥ 1,237	¥ 1,778
Non-compete agreement
Intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months
Gross carrying amount	¥ 28,900	¥ 28,900
Accumulated amortization	7,006	7,006
Impairment amount	¥ (21,894)	¥ (21,894)
Software
Intangible assets
Weighted-average amortization period	3 years	3 years
Gross carrying amount	¥ 5,743	¥ 5,531
Accumulated amortization	4,157	3,420
Impairment amount	(833)	(833)
Net carrying amount	753	1,278
Expected amortization expense relating to the existing intangible assets
Net carrying amount	753	1,278
Brand
Intangible assets
Gross carrying amount	4,844	4,904
Accumulated amortization	1,086	566
Net carrying amount	3,758	4,338
Expected amortization expense relating to the existing intangible assets
Net carrying amount	¥ 3,758	¥ 4,338
Backlog
Intangible assets
Weighted-average amortization period	3 years	3 years
Gross carrying amount	¥ 800	¥ 800
Accumulated amortization	793	200
Net carrying amount	7	600
Expected amortization expense relating to the existing intangible assets
Net carrying amount	¥ 7	¥ 600
License
Intangible assets
Weighted-average amortization period	15 years	15 years
Gross carrying amount	¥ 22,226	¥ 22,262
Accumulated amortization	2,706	1,484
Impairment amount	(3,600)	(3,600)
Net carrying amount	15,920	17,178
Expected amortization expense relating to the existing intangible assets
Net carrying amount	¥ 15,920	¥ 17,178
Minimum | Customer relationship
Intangible assets
Weighted-average amortization period	3 years	3 years
Minimum | Brand
Intangible assets
Weighted-average amortization period	8 years	8 years
Maximum | Customer relationship
Intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months
Maximum | Brand
Intangible assets
Weighted-average amortization period	10 years	10 years